Related party transactions -Compensation for Executive Management and Board of Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Fees, salaries and other short-term employee benefits	$ 4,232	$ 4,235	$ 2,374
Post-employment benefits	441	188	187
Share-based compensation	18,435	4,741	1,449
Total compensation for Executive Management and BOD	$ 23,108	$ 9,164	$ 4,010